UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2022

Item #1. Reports to Stockholders.

INDEX	WealthTrust DBS Long Term Growth ETF

Annual Report

For the Period Ended July 31, 2022*

WealthTrust DBS Long Term Growth ETF

* Commencement of Operations December 6, 2021

WealthTrust DBS Long Term Growth ETF

Important Disclosure Statement

The WealthTrust DBS Long Term Growth ETF’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 844-444-3863. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and WealthTrust Asset Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of July 31, 2022 and are subject to change at any time. For most recent information, please call 844-444-3863.

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

(Unaudited)

To WealthTrust DBS Long Term Growth ETF (the “Fund”) Investors,

Operations of the Fund, symbol WLTG, began its operations on December 6, 2021, therefore our comments do not reflect a full year. Since the inception until July 31, 2022 (the Fund’s fiscal year end), the Fund had a Net Asset Value return of -15.41%, compared to a return of -9.18% for the S&P 500® Index. A large cash position in the Fund during the period from inception until July 31, 2022 was the primary reason for the difference in performance of -6.23%.

Based on our analysis of the economy and the trend over the summer, we went to 30% cash at the end of June. Our thought process was to error on the side of caution. In August, the Fund continued to maintain the allocation in cash resulting in reducing the difference in the Fund’s performance going from -6.23% to -2.77% by month end.

The Fund’s performance from inception until July 31, four holdings affected our performance: two negative, Netflix & Facebook; and on the positive side, Goldman Sachs & Bristol-Myers Squibb.

The projected current year average price earnings ratio (“PE”)(1) for the positions in the Fund is approximately 14.3 with a 3 to 5-year expected earnings growth rate of 15.5 resulting in a price/earnings-to-growth ratio (“PEG”)(2) of 0.9.

The S&P 500® has a projected current year PE of 17.6 while it has a 3 to 5-year expected earnings growth rate of 12.3 resulting in a PEG ratio of 1.44. The dividend for the S&P 500® is 0.4% higher than the Fund. Our lower valuations along with our cash position should continue to provide stability for the Fund.

There appears to be continued significant economic headwinds going forward including the following:

The Conference Board of economic leading indicators are trending down; The inverse in the yield curve is a negative indicator; Analysts’ earnings projections are trending downward along with corporate earnings warnings for 3rd. Qtr.; wages are continuing to rise while layoffs are beginning to show up in corporate announcements.

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Shareholder Letter (unaudited) - continued

As a result of these concerns and others, we will continue to remain cautious until we have a better understanding of the direction for the economy.

John G. McHugh

President – Chief Investment Officer

(1)Price Earnings Ratio is the ratio of a company’s share price to the company’s earnings per share. The ratio is used for valuing companies and to find out whether they are over or under valued.

(2)Price/Earnings-To-Growth Ratio is a company’s Price Earnings Ratio divided by the growth rate of its earnings over a period of time.

Important Disclosure Statement

Must be preceded or accompanied by a current prospectus.

Fund holdings are subject to change and are not a recommendation to buy or sell any securities. Please refer to the Schedule of Investments for a complete list of Fund holdings.

Investing involves risk including the possible loss of principal. The Fund is a new ETF and has a limited history of operations for investors to evaluate.

To the extent the Fund invests in ETFs, the Fund will indirectly bear its proportionate share of any expenses as well as risks. Some of these risks are investments in foreign securities which may involve currency fluctuations, political and social instability, and reduced market liquidity. Investments made in small and mid-capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors.

The Fund may invest in inverse ETFs and the value of such investments will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of an inverse ETF are usually more volatile than the value of the tracked index or of other ETF’s that do not use leverage. This is because inverse ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions which may be more sensitive to changes in market conditions and may amplify the risk of loss to the Fund.

The WealthTrust ETF is distributed by Foreside Fund Services, LLC.

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

(Unaudited)

GROWTH OF $10,000 INVESTMENT IN THE WEALTHTRUST DBS LONG TERM GROWTH ETF VS. S&P 500® INDEX

$11
$10
$9
$8
Thousands
$9,082
$8,459
12/6/21
12/31/21
1/31/22
2/28/22
3/31/23
4/30/22
5/31/22
6/30/22
7/31/22

Past performance is not predictive of future performance.

	Total Return Since Inception 12/06/2021 to 7/31/22
WealthTrust DBS Long Term Growth ETF (NAV)	(15.41%	)
WeathTrust DBS Long Term Growth ETF (Market)	(15.48%	)
S&P 500® Index	(9.18%	)

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The market price returns are calculated using the closing price.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

ANNUAL REPORT

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Healthcare	12.22%
Information Technology	11.21%
Consumer Discretionary	8.78%
Industrials	4.22%
Communication Services	4.03%
Exchange Traded Funds	16.92%
57.38%

WealthTrust DBS Long Term Growth ETF

Portfolio Compositionas of July 31, 2022 (unaudited)

WealthTrust DBS Long Term Growth ETF

Schedule of InvestmentsJuly 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
40.46%	COMMON STOCKS

4.03%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A*	2,140	$248,925
	The Walt Disney Co.*	1,467	155,649
			404,574

8.78%	CONSUMER DISCRETIONARY
	Amazon.Com, Inc.*	1,715	231,439
	Chipotle Mexican Grill, Inc.*	118	184,578
	Dave & Buster’s Entertainment*	5,251	196,177
	Lowe’s Cos. Inc.	1,406	269,291
			881,485

12.22%	HEALTH CARE
	Bayer AG	8,893	129,126
	Bristol-Myers Squibb Co.	2,033	149,995
	Johnson & Johnson	1,615	281,850
	Pfizer, Inc.	3,737	188,756
	Thermo Fisher Scientific	361	216,026
	United Health Group, Inc.	483	261,950
			1,227,703

4.22%	INDUSTRIALS
	Generac Holdings, Inc.*	595	159,638
	Southwest Airlines*	2,540	96,825
	UPS, Inc., Class B	858	167,216
			423,679

11.21%	INFORMATION TECHNOLOGY
	Apple, Inc.	1,293	210,125
	Microsoft Corp.	767	215,328
	Nvidia Corp.	1,183	214,868
	Qualcomm, Inc.	1,598	231,806
	Visa, Inc.	1,197	253,896
			1,126,023

40.46%	TOTAL COMMON STOCKS
	(Cost: $4,012,364)		4,063,464

See Notes to Financial Statements

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Schedule of Investments - continuedJuly 31, 2022

		Shares	Fair Value
16.92%	EXCHANGE TRADED FUNDS
	Invesco S&P 500 Pure Value ETF	3,950	$310,312
	iShares Silver Trust*	5,564	104,047
	SPDR Gold Shares ETF*	2,799	459,316
	SPDR S&P 500 ETF Trust	1,578	650,120
	Vanguard High Dividend Yield ETF	1,653	175,846
			1,699,641

16.92%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $1,724,863)		1,699,641

57.38%	TOTAL INVESTMENTS
	(Cost: $5,737,227)		5,763,105
42.62%	Other assets, net of liabilities		4,281,298
100.00%	NET ASSETS		$10,044,403

*Non-income producing

WealthTrust DBS Long Term Growth ETF

Statement of Assets and LiabilitiesJuly 31, 2022

See Notes to Financial Statements

ANNUAL REPORT

ASSETS
Investments at fair value (cost of $5,737,227) (Note 1)	$5,763,105
Cash	3,747,126
Receivable for securities sold	534,027
Dividends and interest receivable	5,668
TOTAL ASSETS	10,049,926

LIABILITIES
Accrued advisory fees	5,523
TOTAL LIABILITIES	5,523
NET ASSETS	$10,044,403

Net Assets Consist of:
Paid-in capital	$10,844,205
Distributable earnings (accumulated deficit)	(799,802)
Net Assets	$10,044,403

NET ASSET VALUE PER SHARE
Net Assets	$10,044,403
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	475,000
Net Asset Value and Offering Price Per Share	$21.15

See Notes to Financial Statements

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Statement of Operations

December 6, 2021* through July 31, 2022
INVESTMENT INCOME
Dividend income (net of foreign tax withholdings of $171)	$33,773
Total investment income	33,773

EXPENSES
Investment advisory fees (Note 2)	22,274
Total expenses	22,274
Net investment income (loss)	11,499

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(837,021)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	25,878
Net realized and unrealized gain (loss) on investments	(811,143)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(799,644)

*Commencement of Operations

WealthTrust DBS Long Term Growth ETF

Statement of Changes in Net Assets

See Notes to Financial Statements

ANNUAL REPORT

December 6, 2021* through July 31, 2022
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$11,499
Net realized gain (loss) on investments	(837,021)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	25,878
Increase (decrease) in net assets from operations	(799,644)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(158)
Decrease in net assets from distributions	(158)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	10,844,205
Increase (decrease) in net assets from capital stock transactions	10,844,205

NET ASSETS
Increase (decrease) during period	10,044,403
Beginning of period	—
End of period	$10,044,403

*Commencement of Operations

See Notes to Financial Statements

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Financial HighlightsSelected Per Share Data Throughout the Period

December 6, 2021(3) through July 31, 2022
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.05
Net realized and unrealized gain (loss) on investments	(3.90)
Total from investment activities	(3.85)
Distributions
Net investment income(2)	—
Total distributions	—
Net asset value, end of period	$21.15
Total Return(4)	(15.41%)
Ratios/Supplemental Data
Ratios to average net assets(5)(7)
Expenses	0.67%
Net investment income (loss)(8)	0.35%
Portfolio turnover rate(6)	146.48%
Net assets, end of period (000’s)	$10,044

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Less than $0.005 per share.

(3)Commencement of Operations

(4)Total return is for the period indicated and has not been annualized.

(5)Ratios to average net assets has been annualized.

(6)Portfolio turnover rate is for the period December 6, 2021 through July 31, 2022 and excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized.

(7)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(8)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial StatementsJuly 31, 2022

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WealthTrust DBS Long Term Growth ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on December 6, 2021.

The Fund’s objective is to seek long-term growth of capital with a secondary objective of providing dividend income.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Trust’s fair value committee in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJuly 31, 2022

market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of July 31, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,063,464	$—	$—	$4,063,464
Exchange Traded Funds	1,699,641	—	—	1,699,641
	$5,763,105	$—	$—	$5,763,105

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJuly 31, 2022

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the period December 6, 2021 to July 31, 2022. The Fund held no Level 3 securities at any time during the period December 6, 2021 to July 31, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJuly 31, 2022

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended July 31, 2022, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJuly 31, 2022

will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of July 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value
WealthTrust DBS Long Term Growth ETF	25,000	$250	$528,750

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJuly 31, 2022

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

WealthTrust Asset Management, LLC (the “Advisor”) currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.67% of the first $250 million, 0.62% from $250 up to $500 million, and 0.57% in excess of $500 million.

The Advisor has retained Toroso Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor of 0.03%, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, subject to a minimum of $20,000 per year.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $25,000 per year. The Advisor pays these fees.

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJuly 31, 2022

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Tom Carter, Vice President of the Trust, is President of Ridgeline Research, an investment advisor to the Trust. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King, Mr. Malaspina or Mr. Carter receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays the fees for these services monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the period ended July 31, 2022 were as follows:

Purchases	Sales
$5,497,467	$8,066,276

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended July 31, 2022 were as follows:

Purchases	Sales	Realized Gains
$9,143,057	$ —	$ —

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJuly 31, 2022

NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions during the period ended July 31, 2022 were as follows:

Distributions paid from:
Ordinary income	$158

As of July 31, 2022, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$11,341
Accumulated net realized gain (loss) on investments	(761,265)
Net unrealized appreciation (depreciation) on investments	(49,878)
$(799,802)

As of July, 31, 2022, the Fund had a capital loss carryforward of $761,265. This loss carryforward is considered short term and may be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$5,812,983	$111,606	$(161,484)	$(49,878)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJuly 31, 2022

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period ended July 31, 2022
Shares sold	475,000
Shares reinvested	—
Shares redeemed	—
Net increase (decrease)	475,000

NOTE 6- RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that an investment on the Fund could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. These risks may impact the Fund directly or indirectly through the Fund’s investments in ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJuly 31, 2022

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Market Risk. The value of securities in the Fund’s overall portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period.

Management Risk. The strategies used by the Advisor may fail to produce the intended result.

Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid Cap Company Risk. The Fund’s investments in ETFs may expose the Fund to the risks associated with investing in mid cap companies. There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Small Cap Company Risk. The Fund’s investments in ETFs may expose the Fund to the risks associated with investing in small cap companies. Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Risks of Investment Selection. The Fund’s investment success depends on the skill of the Advisor in evaluating, selecting, and monitoring the portfolio assets. If the Advisor’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJuly 31, 2022

Quantitative Analysis and Tactical Trend Model Risk. The risk that investments selected using trend and quantitative analysis methodology may perform more poorly than the market as a whole or from their expected performance. There can be no assurance that use of trend and quantitative analysis to create tactical investment models will enable the Fund to achieve positive returns or outperform the market.

Growth Style Risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. In addition, there may be periods during which the investment performance of the Fund while using a growth strategy may suffer.

Value Style Risk. The Fund’s investments in ETFs may expose the Fund to the risks associated with investing in value stocks. Value stocks present the risk that the securities may never reach what the Advisor believes are their full market values, either because the market fails to recognize what the Advisor considers to be the security’s true value or because the Advisor misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Exchange Traded Fund Risk. To the extent that the Fund invests in ETFs, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Gold-Related Risk. The Fund’s investments in ETFs may expose the Fund to gold-related risk. Investments tied to the price of gold are considered speculative. The Fund’s investments in instruments tied to the price of gold may ﬂuctuate substantially over short periods of time or subject the Fund to greater volatility than other types of investments due to many factors, such as changes in inﬂation or inﬂation expectations, the supply of gold, commercial and industrial demand for gold, purchases or sales of gold by entities such as governments or central banks, other actions by governments such as monetary policy changes or restrictions on ownership, investment speculation, or other economic, ﬁnancial or political factors.

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJuly 31, 2022

Fixed Income Market Risks. The Fund’s investments in ETFs may expose the Fund to fixed income market risk. Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Interest Rate Risk. The Fund’s investments in ETFs may expose the Fund to interest rate risk. The prices of, and the income generated by, debt instruments held by the Fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments such as the discontinuation and replacement of benchmark rates are likely to affect the level of interest rates.

Credit Quality Risk. The Fund’s investments in ETFs may expose the Fund to credit quality risk. An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. The Fund’s investments should have relatively low credit risk because they will invest only in securities backed by the U.S. government and other investments involving such securities.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on NYSE Arca (the “Exchange”), trading in Fund shares on the Exchange may be halted due to market conditions

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJuly 31, 2022

or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those Shares.

•Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in the Fund’s net asset value (“NAV”) and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Fund shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJuly 31, 2022

New Fund Risk. The Fund is a new ETF and has only recently commenced operations. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Fund’s shares. If the Fund does not grow its assets to a viable level it may be difficult for the Advisor to implement the Fund’s investment strategies and achieve the desired portfolio diversification.

New Advisor Risk. The Advisor has not previously managed an ETF, but the Advisor has experience managing assets employing the Fund’s investment strategy. The Fund’s sub-advisor has experience managing the day-to-day Creation and/or Redemption basketing processing for an ETF.

Other Risks for the Fund

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants, or issuers of securities in which the Fund invests.

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJuly 31, 2022

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders WealthTrust DBS Long Term Growth ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of WealthTrust DBS Long Term Growth ETF (the “Fund”), a series of ETF Opportunities Trust, as of July 31, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period December 6, 2021 (commencement of operations) through July 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations, changes in net assets, and the financial highlights for the period December 6, 2021 (commencement of operations) through July 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
September 29, 2022

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 844-444-3863.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (67) Trustee	Indefinite, Since December 2019	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	13	World Funds Trust for the twenty series of that Trust (registered investment company)
Mary Lou H. Ivey (64) Trustee	Indefinite, Since December 2019	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022.Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008-2021.	13	World Funds Trust for the twenty series of that Trust (registered investment company)
Theo H. Pitt, Jr. (86) Trustee	Indefinite, Since December 2019	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	13

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the fourteen series of that trust; and World Funds Trust for the twenty series of that Trust (all registered investment companies)

Kevin Farragher (64) Trustee	Indefinite, Since December 2019	Senior Product Specialist, Valkyrie Investments, January 2022 to present; Independent Consultant 2014-2021.	13	None

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (58) President	Indefinite, Since December 2019	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration), October 2013 – present.
Thomas A. Carter (55) Vice President	Indefinite, Since December 2019	President Ridgeline Research September 2019 through present; President ALPS Advisors and ALPS Portfolio Solutions Distributors 2007 – November 2018. Garden leave November 2018 – September 2019.
Karen M. Shupe (58) Treasurer and Principal Executive Officer	Indefinite, Since December 2019	Managing Director Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (67) Assistant Treasurer and Principal Financial Officer	Indefinite, Since December 2019	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (53) Secretary	Indefinite, Since December 2019	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (59) Assistant Secretary	Indefinite, Since September, 2022	Attorney, Practus LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina (54) Assistant Secretary	Indefinite, Since September, 2022

Counsel, Practus LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (60) Assistant Secretary	Indefinite, Since December 2019	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Laura B. Wright (50) Assistant Secretary	Indefinite, Since May 2022	Fund Administrator, Commonwealth Fund Services, Inc., 2016 to present.
Julian G. Winters (53) Chief Compliance Officer	Indefinite, Since December 2019	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 844-444-3863 or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 844-444-3863 or on the SEC’s website at http://www.sec.gov.

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, February 1, 2022 and held for the six months ended July 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Annualized Expense Ratio	Expenses Paid During Period Ended* 7/31/22
WealthTrust DBS Long Term Growth ETF	$1,000.00	$ 938.71	0.67%	$3.22
Hypothetical**	$1,000.00	$1,021.47	0.67%	$3.36

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Fund Expenses (unaudited) - continued

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

Investment Advisor:

WealthTrust Asset Management, LLC
4458 Legendary Drive, Suite 140
Destin, Florida 32541

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citi Fund Services Ohio, Inc. and Citibank, N.A.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.

CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $14,000 for 2022 and $0 for 2021.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2022 and $0 for 2021.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2022 and $0 for 2021. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2022 and $0 for 2021.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant’s principal  accountant to the WealthTrust DBS Long Term Growth ETF.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)           0%

(d)           NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2022 and $0 for 2021.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.

DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.

EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 7, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: October 7, 2022

* Print the name and title of each signing officer under his or her signature.